Premises and Equipment and Lease Commitments	12 Months Ended	7 Months Ended
	Dec. 31, 2010	May 21, 2009 BankUnited, FSB and Subsidiaries
Premises and Equipment and Lease Commitments

Note 7 Premises and Equipment and Lease Commitments

        Office properties and equipment are included in other assets in the accompanying consolidated balance sheets. At December 31, 2010 and 2009 office properties and equipment are summarized as follows (in thousands):

	December 31, 2010	December 31, 2009
Branch buildings and improvements	$3,540	$2,130
Leasehold improvements	10,762	7
Furniture, fixtures and equipment	6,607	6,034
Computer equipment	5,302	3,597
Software and software licensing rights	13,554	79

Total	39,765	11,847
Less: accumulated depreciation	(4,117)	(1,201)

Premises and equipment, net	$35,648	$10,646

        Depreciation and amortization expense related to office properties and equipment was $3.1 million and $1.2 million for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

        The Company leases branch and office facilities under operating leases, most of which contain renewal options under various terms. Total rent expense under operating leases for the year ended December 31, 2010 and the period ended December 31, 2009, was $12.8 million and $9.3 million, respectively.

        As of December 31, 2010, future minimum rentals under non-cancelable operating leases with initial or remaining terms in excess of one year were as follows (in thousands):

Years Ending December 31,
2011	$10,916
2012	10,640
2013	9,151
2014	7,166
2015	4,937
Thereafter through 2026	22,437

Total	$65,247

Note 6 Office Properties and Equipment, net

        Included in other assets are office properties and equipment, net. At May 21, 2009 office properties and equipment, net are summarized as follows (in thousands):

May 21, 2009
(Dollars in thousands)
Branch buildings	$3,738
Leasehold Improvements	47,481
Furniture, fixtures and equipment	31,679
Computer equipment and software	38,037

Total	120,935
Less: accumulated depreciation	(70,344)

Office properties and equipment, net	$50,591

        Depreciation expense was $7.8 million and $15.3 million, for the period from October 1, 2008 through May 21, 2009, and the fiscal year ended September 30, 2008, respectively.

        Total rental expense on operating leases for the period from October 1, 2008 through May 21, 2009, and for the fiscal year ended September 30, 2008, was $10.9 million and $16.2 million, respectively.

        The Bank and its subsidiaries lease premises and equipment under cancelable and non-cancelable leases, some of which contain renewal options under various terms. The leased properties are used primarily for banking purposes.

        As of May 21, 2009, the Bank had entered into non-cancelable operating leases with approximate minimum future rentals as follows (in thousands):

Periods Ending May 21,
2010	$12,442
2011	11,262
2012	10,039
2013	8,457
2014	6,159
Thereafter through 2026	9,052

Total	$57,411